UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22983

Investment Company Act File Number

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate NextShares

Eaton Vance

Floating-Rate NextShares

January 31, 2018 (Unaudited)

Eaton Vance Floating-Rate NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund commenced operations on November 29, 2017. The Fund invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio), having the same investment objective and policies as the Fund, and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $5,320,866 and the Fund owned 0.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 91.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing August 16, 2024		7,855	$7,934,565
IAP Worldwide Services, Inc.
Revolving Loan, 1.39%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		5,347	5,350,831
Term Loan - Second Lien, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,139	5,809,045
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		62,377	62,987,320
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)		28,392	28,673,867
Wesco Aircraft Hardware Corp.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,188	11,974,219

			$122,729,847

Automotive — 2.2%
American Axle and Manufacturing, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		38,440	$38,637,820
Apro, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,913	2,945,792
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,452,672
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		6,175	6,256,047
Chassix, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,850	7,771,500
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023		6,333	6,384,665
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		11,666	11,855,954
DexKo Global, Inc.
Term Loan, 1.97%, (2 mo. USD LIBOR + 3.50%), Maturing July 24, 2024(2)		2,700	2,732,062
Term Loan, Maturing July 24, 2024(5)	EUR	287	357,904
Term Loan, Maturing July 24, 2024(5)	EUR	717	894,761
Term Loan, Maturing July 24, 2024(5)		1,688	1,707,539
FCA US, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		10,000	10,039,060
Federal-Mogul Holdings Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		45,293	45,702,960
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019		16,217	16,302,950
Horizon Global Corporation
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		5,823	5,873,661

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sage Automotive Interiors, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		7,526	$7,615,682
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,844	9,806,216
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,841,263
Tower Automotive Holdings USA, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,730	17,851,893
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		2,500	2,519,923

			$216,550,324

Beverage and Tobacco — 0.3%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing March 20, 2024		5,608	$5,677,720
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		10,511	9,617,222
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,325,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		3,975	3,997,359
Term Loan, Maturing September 26, 2024(5)	EUR	10,000	12,452,744

			$34,070,045

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		15,826	$15,905,407
Term Loan - Second Lien, 7.07%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.07% PIK)), Maturing May 23, 2021		26,581	26,680,938
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.27%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,871,250
Salient Partners L.P.
Term Loan, 10.06%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		8,825	8,560,129

			$55,017,724

Building and Development — 2.4%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023		33,879	$34,182,526
Beacon Roofing Supply, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,625	6,681,193
Capital Automotive L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,829	4,864,772
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		13,736	13,842,877
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		15,514	15,703,037
DTZ U.S. Borrower, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		33,920	33,986,513
Henry Company, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		9,763	9,933,714
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	8,625	10,748,523

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ply Gem Industries, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021	6,953	$7,012,528
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	36,880	37,133,356
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	21,588	21,520,305
Realogy Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing July 20, 2021	4,873	4,876,405
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	10,904	11,008,756
Summit Materials Companies I, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing November 11, 2024	7,600	7,668,871
Werner FinCo L.P.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	8,435	8,466,192
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	7,930	7,989,173

		$235,618,741

Business Equipment and Services — 8.6%
Acosta Holdco, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	12,579	$10,979,862
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	24,763	24,971,824
Altisource Solutions S.a.r.l.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	8,237	8,234,309
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	5,995	6,082,928
Camelot UK Holdco Limited
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	23,381	23,614,534
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	8,548	8,628,500
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	79,189	79,727,405
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	17,493	17,591,401
CPM Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	3,470	3,524,890
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	35,575	18,309,906
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	17,105	17,211,529
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	14,600	14,709,500
Education Management, LLC
Revolving Loan, 5.17%, (USD LIBOR + 4.50%), Maturing March 31, 2019(2)(3)(4)	6,523	3,098,460
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	4,614	2,191,486
Term Loan, 0.00%, (3 mo. USD Prime + 8.50%), Maturing July 2, 2020(3)(7)	10,387	0
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	48,299	48,760,547
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	4,325	4,368,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		10,241	$10,241,245
First Data Corporation
Term Loan, 3.31%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		14,219	14,257,429
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		53,049	53,435,875
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		21,655	21,864,554
Term Loan, 5.65%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	12,942	10,601,091
Gartner, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		2,888	2,898,328
Global Payments, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		6,377	6,428,624
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		18,404	18,518,899
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		27,575	27,953,950
Information Resources, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		16,054	16,189,149
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	23,900	29,926,505
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		13,188	13,303,308
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		14,236	14,355,935
Kronos Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		62,948	63,580,411
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		8,325	8,377,031
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		22,808	22,865,156
PGX Holdings, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,497	10,287,143
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		17,389	17,563,208
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		15,087	15,282,069
ServiceMaster Company
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		37,026	37,334,538
SMG (Stadium Management Group)
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		2,700	2,733,750
Spin Holdco, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		37,946	38,311,666
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	14,375	17,949,060
Tempo Acquisition, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		9,602	9,661,761
Trans Union, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,685	10,765,146

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		26,287	$26,414,147
Vantiv, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		14,350	14,461,614
Vestcom Parent Holdings, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,090	13,221,172
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,552	1,565,093
West Corporation
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		12,294	12,447,850

			$854,801,038

Cable and Satellite Television — 4.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.95%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,180	$6,203,175
Charter Communications Operating, LLC
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		40,300	40,595,963
CSC Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,637	34,782,832
Term Loan, 4.14%, (3 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		14,425	14,536,188
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,928	11,916,687
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		20,545	19,842,798
Radiate Holdco, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		10,146	10,188,278
Term Loan, Maturing February 1, 2024(5)		14,575	14,621,684
Telenet Financing USD, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		20,425	20,584,560
Unitymedia Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		10,800	10,850,630
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	10,000	12,473,701
UPC Financing Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,255	25,418,097
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	3,900	4,861,107
Virgin Media Bristol, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,636,773
Virgin Media Investment Holdings Limited
Term Loan, 3.75%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,925	18,414,647
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	28,476,250
Ziggo Secured Finance Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		47,781	47,819,452

			$401,222,822

Chemicals and Plastics — 3.9%
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		5,622	$5,675,859
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,845	3,849,461
Ashland, Inc.
Term Loan, 3.57%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		6,293	6,360,242

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing February 1, 2023	EUR	12,845	$16,094,212
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		42,826	43,176,188
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,869,308
Chemours Company (The)
Term Loan, 3.00%, (1 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	7,046	8,844,226
Emerald Performance Materials, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,300	5,351,484
Ferro Corporation
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing February 14, 2024	EUR	2,978	3,726,288
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		9,255	9,333,157
Flint Group GmbH
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		2,762	2,621,748
Flint Group US, LLC
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		16,709	15,859,424
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		10,291	10,372,194
H.B. Fuller Company
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		22,544	22,748,578
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	34,200	42,461,000
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,625	7,673,846
Kraton Polymers, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing January 6, 2022	EUR	3,173	3,983,852
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		13,453	13,622,341
MacDermid, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		4,906	4,945,880
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	2,997	3,752,497
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		27,074	27,316,384
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		7,250	7,294,965
PQ Corporation
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		13,483	13,574,038
Term Loan, Maturing February 8, 2025(5)		9,249	9,332,748
Proampac PG Borrower, LLC
Term Loan, 5.03%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		4,030	4,082,437
Solenis International L.P.
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		4,585	4,599,123
Sonneborn Refined Products B.V.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		954	952,617
Sonneborn, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		5,405	5,398,164
Spectrum Plastics Group, Inc.
Term Loan, Maturing January 17, 2025(5)		380	384,053
Term Loan, Maturing January 17, 2025(5)		3,845	3,883,197

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tata Chemicals North America, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	$5,676,520
Trinseo Materials Operating S.C.A.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		4,106	4,152,412
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		11,655	11,784,309
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		26,895	27,194,560
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		8,638	8,724,545
Univar, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		15,803	15,977,925
Venator Materials Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,314	4,338,455
Versum Materials, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		5,802	5,847,795

			$392,836,032

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2023		10,885	$10,989,083

			$10,989,083

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,836	$2,853,473
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	8,141,181

			$10,994,654

Containers and Glass Products — 2.2%
Anchor Glass Container Corporation
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,618	$5,657,018
Berry Plastics Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		16,310	16,447,317
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		7,444	7,502,682
BWAY Holding Company
Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		18,195	18,361,576
Consolidated Container Company, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		4,289	4,323,208
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,898	42,234,505
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	17,357	21,547,671
Libbey Glass, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,437	10,306,362
Reynolds Group Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		56,362	56,839,108

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ring Container Technologies Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	8,525	$8,583,609
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022	23,175	23,380,252
Tekni-Plex, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	5,925	5,973,141

		$221,156,449

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022	18,935	$19,167,378

		$19,167,378

Drugs — 3.1%
Albany Molecular Research, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	15,486	$15,582,976
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021	19,171	19,338,531
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	25,840	25,963,558
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	30,141	30,687,069
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,511	52,729,939
Horizon Pharma, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	16,430	16,536,119
Jaguar Holding Company II
Term Loan, 4.39%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)	68,457	69,001,904
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	20,598	20,579,442
PharMerica Corporation
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	9,050	9,149,930
Term Loan - Second Lien, 9.31%, (3 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,650	4,702,313
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	46,416	47,161,485

		$311,433,266

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	41,082	$41,415,843
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024	7,375	7,476,406
Clean Harbors, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2024	3,159	3,176,895
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	14,397	14,721,004
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	14,298	14,405,008
Strategic Materials, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing October 25, 2024	2,400	2,430,000
Wrangler Buyer Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	5,900	5,953,466

		$89,578,622

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 9.2%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		29,451	$29,658,259
Answers Finance, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021		5,603	5,491,256
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		4,657	4,563,596
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		29,531	29,867,831
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		21,279	21,438,869
Term Loan - Second Lien, 11.20%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		2,835	2,863,350
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		23,261	23,454,410
Barracuda Networks, Inc.
Term Loan, Maturing January 3, 2025(5)		11,500	11,625,062
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		13,101	13,069,361
CommScope, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		8,384	8,454,669
CPI International, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		7,357	7,417,865
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		10,999	11,147,549
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		10,925	11,123,016
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		10,961	11,097,547
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,118	13,240,477
Energizer Holdings, Inc.
Term Loan, 3.63%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,340	8,381,904
Entegris, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		2,764	2,779,843
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,057	7,145,529
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,475	5,543,437
Eze Castle Software, Inc.
Term Loan, 4.64%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		9,604	9,678,915
Flexera Software, LLC
Term Loan, Maturing January 23, 2025(5)		2,750	2,778,072
Go Daddy Operating Company, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		57,027	57,513,649
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		10,873	10,990,219
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	2,993	3,731,592
Hyland Software, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		28,326	28,631,636
Infoblox, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,584	17,803,789

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		83,289	$83,818,446
Informatica Corporation
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		40,717	40,986,732
Term Loan, Maturing August 5, 2022(5)	EUR	3,550	4,438,354
Lattice Semiconductor Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		6,552	6,642,288
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,561	19,640,439
MA FinanceCo., LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		40,759	40,797,522
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		5,424	5,445,565
MTS Systems Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		948	955,826
Ping Identity Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		6,275	6,337,750
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		15,667	15,798,799
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		4,550	4,575,594
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		11,233	11,384,455
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		36,626	36,775,242
SkillSoft Corporation
Term Loan, 6.32%, (USD LIBOR + 4.75%), Maturing April 28, 2021(4)		49,491	48,538,408
Sparta Systems, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2024		3,491	3,526,162
SS&C Technologies, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		280	282,172
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		18,058	18,181,673
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		18,344	18,482,032
Switch, Ltd.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,836	2,859,499
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		18,304	18,309,836
Tibco Software, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,978	25,093,268
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		50,160	50,617,451
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		22,835	22,992,254
VF Holding Corp.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		32,178	32,502,141
Wall Street Systems Delaware, Inc.
Term Loan, 4.65%, (2 mo. EURIBOR + 3.00%, Floor 1.65%), Maturing November 21, 2024	EUR	6,650	8,292,427
Term Loan, 4.65%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,500	8,533,643

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Western Digital Corporation
Term Loan, 3.31%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2021	2,925	$2,938,528
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	13,867	13,984,404

		$912,222,612

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	77,707	$77,686,041
Delos Finance S.a.r.l.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023	1,000	1,009,531

		$78,695,572

Financial Intermediaries — 3.6%
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	14,075	$14,152,019
Term Loan - Second Lien, 10.70%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	6,200	6,231,000
Citco Funding, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	33,806	34,143,667
Clipper Acquisitions Corp.
Term Loan, 3.62%, (2 mo. USD LIBOR + 2.00%), Maturing December 11, 2024	13,300	13,345,725
Donnelley Financial Solutions, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	5,246	5,298,172
EIG Management Company, LLC
Term Loan, Maturing January 30, 2025(5)	3,025	3,013,656
FinCo I, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	13,187	13,377,019
Focus Financial Partners, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	14,040	14,145,111
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	35,885	36,378,316
Geo Group, Inc. (The)
Term Loan, 3.95%, (3 mo. USD LIBOR + 2.25%), Maturing March 22, 2024	5,335	5,373,588
Greenhill & Co., Inc.
Term Loan, 5.29%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	12,675	12,754,219
Guggenheim Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	41,139	41,447,447
Harbourvest Partners, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	10,336	10,366,574
Jefferies Finance, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 3.00%), Maturing July 26, 2024	1,995	2,003,728
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	14,975	15,077,796
MIP Delaware, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,554	1,559,448
NXT Capital, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	25,502	25,980,469
Ocwen Financial Corporation
Term Loan, 6.56%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	3,583	3,605,848
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	29,334	29,663,717

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sesac Holdco II, LLC
Term Loan, 4.81%, (USD LIBOR + 3.25%), Maturing February 23, 2024(4)		10,508	$10,553,702
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 1, 2024		5,497	5,566,092
Walker & Dunlop, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		11,612	11,771,536
Walter Investment Management Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		40,980	40,858,712

			$356,667,561

Food Products — 3.0%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		29,353	$29,052,070
American Seafoods Group, LLC
Term Loan, 4.76%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		3,713	3,732,005
Badger Buyer Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		4,065	4,115,623
Blue Buffalo Company Ltd.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		11,194	11,291,695
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,591	22,602,569
Dole Food Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		20,235	20,336,489
Froneri International PLC
Term Loan, Maturing January 22, 2025(5)	GBP	4,000	5,736,192
Term Loan, Maturing January 22, 2025(5)	EUR	16,600	20,785,773
High Liner Foods Incorporated
Term Loan, 4.93%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	15,316,278
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		16,209	16,337,232
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	3,602	4,520,806
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		25,018	25,143,407
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		67,611	67,304,987
Keurig Green Mountain, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 1.50%), Maturing March 3, 2021		5,589	5,581,531
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,800	8,470,459
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		6,650	6,687,406
Pinnacle Foods Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		8,118	8,200,868
Post Holdings, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		19,704	19,830,593
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,499,581

			$302,545,564

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 1.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		78,191	$78,679,620
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		10,300	10,396,562
Arby’s Restaurant Group, Inc.
Term Loan, Maturing February 5, 2025(5)		9,450	9,569,599
NPC International, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		9,552	9,659,460
Pizza Hut Holdings, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		20,197	20,394,299
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,939	3,978,769
TKC Holdings, Inc.
Term Loan, 6.03%, (USD LIBOR + 4.25%), Maturing February 1, 2023(4)		10,694	10,836,217
US Foods, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023		2,474	2,500,598
Welbilt, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		9,216	9,310,692

			$155,325,816

Food/Drug Retailers — 1.1%
Albertsons, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,776	$14,713,172
Term Loan, 4.67%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,653	8,616,589
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,286	51,006,722
Diplomat Pharmacy, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing December 12, 2024		6,600	6,666,000
General Nutrition Centers, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 4, 2019		6,410	5,774,245
Holland & Barrett International
Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	4,675	6,544,456
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,767,516
Supervalu, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,605	2,582,516
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		4,342	4,304,193

			$105,975,409

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,097	$10,273,888

			$10,273,888

Health Care — 8.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		3,102	$3,130,372
ADMI Corp.
Term Loan, 5.43%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022		15,578	15,772,996
Akorn, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		17,825	17,891,563
Alliance Healthcare Services, Inc.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing October 24, 2023(4)		9,200	9,223,000
Term Loan - Second Lien, 11.67%, (USD LIBOR + 10.00%), Maturing April 24, 2024(4)		5,575	5,630,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021		8,267	$8,287,802
Argon Medical Devices, Inc.
Term Loan, Maturing October 27, 2024(5)		7,150	7,239,375
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,970	3,002,951
Avantor, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		18,400	18,667,370
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,796	10,580,226
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,190	6,203,686
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		28,455	28,803,475
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019		14,323	14,171,287
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021		17,661	17,352,308
Concentra, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022		6,125	6,203,690
Term Loan, Maturing June 1, 2022(5)		3,375	3,417,187
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		5,717	5,754,767
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,553	9,657,319
CryoLife, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,575	5,649,917
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024		5,300	5,379,500
DJO Finance, LLC
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		25,882	25,638,932
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	10,627,372
Envision Healthcare Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		74,125	74,519,086
Equian, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing May 20, 2024		4,602	4,650,770
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		18,961	19,102,925
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		7,463	7,490,484
Greatbatch Ltd.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022		13,845	13,988,211
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		40,916	41,217,567
HCA, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		1,489	1,502,575
Immucor, Inc.
Term Loan, 6.65%, (2 mo. USD LIBOR + 5.00%), Maturing June 15, 2021		1,493	1,522,350
INC Research, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024		5,086	5,114,546
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		9,650	9,737,448

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	30,303	$30,492,822
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,711	27,800,228
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	28,907	29,177,571
Term Loan - Second Lien, 9.94%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,491,375
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,215	6,813,666
Medical Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	5,050	5,112,745
MMM Holdings, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	8,524	8,268,602
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	43,527	43,864,672
MSO of Puerto Rico, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	6,197	6,011,230
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,348	5,419,430
Navicure, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	7,150	7,194,687
New Millennium Holdco, Inc.
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,287	1,240,813
Opal Acquisition, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	26,243	25,406,720
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	41,419	41,776,641
Parexel International Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	33,441	33,712,897
Press Ganey Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 21, 2023	10,865	10,996,535
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	21,484	21,631,420
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	12,643	12,734,193
RadNet, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	15,779	16,005,738
Select Medical Corporation
Term Loan, 5.21%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	17,394	17,572,716
Sotera Health Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,351	11,394,898
Surgery Center Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	19,027	18,890,544
Team Health Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	38,286	37,256,760
Tecomet, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,681	8,798,035
U.S. Anesthesia Partners, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	15,983	16,002,854

		$865,199,599

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)		16,445	$16,640,152
Serta Simmons Bedding, LLC
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		52,445	51,335,456

			$67,975,608

Industrial Equipment — 3.6%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		39,167	$39,313,880
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024		24,177	24,427,374
Delachaux S.A.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		8,038	8,118,785
Dragon Merger Sub, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		9,501	9,614,014
Term Loan, Maturing July 31, 2024(5)	EUR	2,729	3,413,033
Term Loan, Maturing July 31, 2024(5)	EUR	6,821	8,532,581
DXP Enterprises, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		5,786	5,843,355
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		4,875	4,885,666
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		21,420	21,687,756
Filtration Group Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		15,594	15,788,646
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,316	7,863,735
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		14,564	14,656,546
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,603	12,006,998
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		35,530	35,866,297
Harsco Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing December 5, 2024		6,054	6,148,848
Hayward Industries, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,988	5,031,141
Husky Injection Molding Systems Ltd.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		21,798	21,959,189
Milacron, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023		31,284	31,489,286
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		11,183	11,379,148
Rexnord, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		21,084	21,260,652
Robertshaw US Holding Corp.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		5,187	5,219,419
Signode Industrial Group US, Inc.
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		7,223	7,267,686
Tank Holding Corp.
Term Loan, 5.93%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		8,365	8,453,768
Terex Corporation
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing January 31, 2024		2,978	3,002,311

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Thermon Industries, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		4,150	$4,186,312
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	15,300	19,192,449

			$356,608,875

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		20,465	$20,638,077
AmWINS Group, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,809	29,019,075
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		29,268	29,531,831
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		33,825	34,111,664
Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		17,850	18,459,881
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		14,842	14,850,947
Term Loan - Second Lien, 9.69%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020		4,700	4,694,125
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,725	7,033,239
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		52,019	52,441,414
NFP Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		22,173	22,395,134
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(5)		12,225	12,295,294
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		31,596	31,786,714

			$277,257,395

Leisure Goods/Activities/Movies — 3.3%
AMC Entertainment, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		10,075	$10,119,360
Ancestry.com Operations, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,862	48,175,890
Bombardier Recreational Products, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		44,104	44,641,193
Bright Horizons Family Solutions, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		10,545	10,614,511
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		13,491	13,514,617
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024		20,148	20,321,596
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		8,000	8,040,000
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		14,435	14,536,312
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		17,705	17,876,384
Etraveli Holding AB
Term Loan, Maturing November 24, 2024(5)	EUR	8,800	10,743,540

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	279	$281,357
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	2,159	2,180,518
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	42,740	43,193,663
Match Group, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	7,797	7,855,352
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	17,390	17,396,516
SRAM, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	25,895	25,959,928
Steinway Musical Instruments, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	7,605	7,614,711
UFC Holdings, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	15,603	15,715,337
WMG Acquisition Corp.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023	12,400	12,484,394

		$331,265,179

Lodging and Casinos — 3.7%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	44,652	$45,070,258
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	2,636	2,660,417
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	13,600	13,712,622
Boyd Gaming Corporation
Term Loan, 3.97%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	12,262	12,359,605
Churchill Downs Incorporated
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	3,500	3,529,508
CityCenter Holdings, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	21,990	22,185,338
Cyan Blue Holdco 3 Limited
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 23, 2024	3,134	3,165,592
Eldorado Resorts, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	11,596	11,627,873
ESH Hospitality, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	28,001	28,256,567
Four Seasons Hotels Limited
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	9,207	9,302,523
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	4,129	4,196,350
Golden Nugget, Inc.
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)	41,372	41,908,721
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	5,650	5,694,138
Hilton Worldwide Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	54,718	55,193,853
Hospitality Investors Trust
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 26, 2024	5,100	5,039,820
La Quinta Intermediate Holdings, LLC
Term Loan, 4.47%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	15,328	15,414,520

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Las Vegas Sands, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 29, 2024		4,646	$4,687,376
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023		29,254	29,504,405
Playa Resorts Holding B.V.
Term Loan, 5.00%, (USD LIBOR + 3.25%), Maturing April 5, 2024(4)		24,210	24,407,004
Richmond UK Bidco Limited
Term Loan, 4.74%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	4,112,154
VICI Properties 1, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 20, 2024		25,450	25,679,763

			$367,708,407

Nonferrous Metals/Minerals — 0.9%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,912	$15,153,971
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		20,000	20,291,660
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		22,211	20,225,585
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(6)		197	118,075
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)		3,063	333,913
Oxbow Carbon, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 14, 2022		7,375	7,476,406
Term Loan - Second Lien, 9.07%, (1 mo. USD LIBOR + 7.50%), Maturing December 14, 2023		8,500	8,627,500
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing December 31, 2024	EUR	10,625	13,220,329
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(6)		2,566	$1,569,877

			$87,017,316

Oil and Gas — 3.0%
Ameriforge Group, Inc.
Term Loan, 10.69%, (3 mo. USD LIBOR + 9.00% (9.69% Cash, 1.00% PIK)), Maturing June 8, 2022		22,666	$24,481,784
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,960	8,037,944
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020		23,819	24,206,059
CITGO Holding, Inc.
Term Loan, 10.19%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018		8,512	8,545,560
CITGO Petroleum Corporation
Revolving Loan, 2.91%, (3 mo. USD Prime + 1.75%), Maturing July 23, 2019(2)		12,500	12,095,000
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,722	15,721,875
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019		7,340	7,381,615
Fieldwood Energy, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018		18,035	17,809,448
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020		7,471	7,153,214
Term Loan, 0.00%, Maturing September 30, 2020(7)		9,874	6,417,856
Term Loan - Second Lien, 0.00%, Maturing September 30, 2020(7)		13,852	2,181,766

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		11,297	$11,423,775
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024		7,000	7,065,625
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		52,295	52,596,022
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)		190	0
Term Loan, 7.73%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.73% PIK)), Maturing July 18, 2022		1,481	1,254,970
PSC Industrial Holdings Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024		9,375	9,421,875
Term Loan - Second Lien, 10.06%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025		4,450	4,383,250
Seadrill Partners Finco, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021		16,085	14,078,963
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		945	831,510
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		2,534	2,229,577
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		18,213	16,027,766
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,788	1,534,711
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		2,927	2,512,601
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		22,091	18,961,846
Southcross Energy Partners L.P.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021		7,744	7,666,113
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024		15,825	15,859,625

			$299,880,350

Packaging & Containers — 0.2%
Crown Holdings, Inc.
Term Loan, Maturing January 3, 2025(5)		7,300	$7,394,506
Term Loan, Maturing January 18, 2025(5)	EUR	6,675	8,398,709

			$15,793,215

Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		12,519	$12,592,961
Getty Images, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019		47,447	45,110,148
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		11,110	11,268,290
LSC Communications, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		10,950	11,025,281
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022		6,803	6,888,104
Multi Color Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024		3,850	3,876,469
Prometric Holdings, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,375	3,415,078

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	13,238	$13,423,880
Tweddle Group, Inc.
Term Loan, 7.77%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	8,336	8,211,206

		$115,811,417

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,475	$7,416,035
AP NMT Acquisition B.V.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,772	3,778,606
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	15,242	15,354,156
Cumulus Media Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	66,720	57,629,157
E.W. Scripps Company (The)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	4,165	4,198,400
Entravision Communications Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	12,120	12,202,947
Gray Television, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	6,203	6,258,180
Hubbard Radio, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	6,265	6,321,122
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	33,740	25,853,099
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	5,384	4,123,087
Mission Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,913	2,932,499
Nexstar Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	23,134	23,287,764
Radio Systems Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	4,726	4,755,789
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	12,194	12,232,545
Sinclair Television Group, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,330	14,421,605
Term Loan, Maturing December 12, 2024(5)	33,525	33,866,955
Univision Communications, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	67,972	68,115,601

		$302,747,547

Retailers (Except Food and Drug) — 3.4%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	16,259	$14,579,155
Bass Pro Group, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,668	12,730,008
BJ’s Wholesale Club, Inc.
Term Loan, 4.95%, (2 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	11,500	11,506,937
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	21,091	21,259,282
Coinamatic Canada, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	272	274,094

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	24,059	$21,592,693
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	24,108	23,214,406
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	12,123	12,372,224
Go Wireless, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.50%), Maturing December 20, 2024	8,400	8,431,500
Harbor Freight Tools USA, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,935	5,970,101
J. Crew Group, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,323	16,375,536
LSF9 Atlantis Holdings, LLC
Term Loan, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,517	12,613,040
Men’s Wearhouse, Inc. (The)
Term Loan, 5.09%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	8,887	8,942,094
Michaels Stores, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	17,757	17,899,769
Neiman Marcus Group Ltd., LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,561	20,196,279
Party City Holdings, Inc.
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	24,416	24,585,502
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	44,196	36,157,482
PFS Holding Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	10,058	7,141,269
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,529	9,052,906
Rent-A-Center, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	1,611	1,607,583
Staples, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,825	6,805,269
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	30,925	27,329,829
Vivid Seats Ltd.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	14,124	14,145,642

		$334,782,600

Steel — 0.6%
Atkore International, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing December 22, 2023	13,056	$13,153,891
Neenah Foundry Company
Term Loan, 8.11%, (USD LIBOR + 6.50%), Maturing December 13, 2022(4)	9,250	9,203,750
Phoenix Services International, LLC
Term Loan, Maturing January 26, 2025(5)	9,825	9,775,875
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	30,352	30,614,076

		$62,747,592

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	4,225	$4,277,812
Avis Budget Car Rental, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing March 15, 2022	5,759	5,787,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hertz Corporation (The)
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		10,562	$10,580,950
Kenan Advantage Group, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		1,396	1,404,861
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		4,591	4,619,716
PODS, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		6,933	7,010,617
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,637	24,451,516

			$58,132,722

Telecommunications — 4.5%
CenturyLink, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		57,500	$56,745,312
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,960	13,070,034
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		14,612	14,442,582
Digicel International Finance Limited
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,870	11,961,746
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	20,950	26,130,349
Epicor Software
Term Loan, Maturing June 1, 2022(5)		3,525	3,553,641
Frontier Communications Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,641	21,276,054
Gamma Infrastructure III B.V.
Term Loan, Maturing January 9, 2025(5)	EUR	8,825	10,940,701
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		19,448	19,812,336
Intelsat Jackson Holdings S.A.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024		18,300	18,571,645
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		21,760	21,650,889
Level 3 Financing, Inc.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		31,025	31,199,516
Mitel Networks Corporation
Term Loan, 5.40%, (2 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,037	5,105,591
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,927	11,634,581
SBA Senior Finance II, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing March 24, 2021		12,022	12,115,023
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing June 10, 2022		21,216	21,368,008
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		54,538	54,733,884
Syniverse Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		9,827	9,791,511
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		30,871	30,759,762
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023		49,283	49,632,138

			$444,495,303

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Utilities — 1.7%
Calpine Construction Finance Company L.P.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,668	$2,685,305
Calpine Corporation
Term Loan, 3.32%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		4,863	4,883,656
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		47,618	47,909,133
Dayton Power & Light Company (The)
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		5,495	5,523,687
Dynegy, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing February 7, 2024		4,538	4,589,855
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,707	1,732,194
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		37,676	38,234,599
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		2,128	2,021,827
Lightstone Generation, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		1,546	1,559,521
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		24,352	24,560,510
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021		18,018	17,904,914
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,559	2,900,381
Talen Energy Supply, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,216	6,279,382
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		9,796	9,886,170

			$170,671,134

Total Senior Floating-Rate Loans (identified cost $9,088,744,778)			$9,055,966,706

Corporate Bonds & Notes — 3.1%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,516,342

			$7,516,342

Building and Development — 0.0%(10)
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		34	$38,330

			$38,330

Chemicals and Plastics — 0.3%
Avantor, Inc.
6.00%, 10/1/24(8)		9,605	$9,713,056

Security	Principal Amount* (000’s omitted)		Value
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,120,375
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,290,000

			$29,123,431

Containers and Glass Products — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		43,125	$43,879,986
5.222%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		9,925	10,123,500

			$54,003,486

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		11,092	$11,649,927
7.00%, 3/15/24(8)		14,419	15,369,789
5.50%, 11/1/25(8)		19,675	19,955,369

			$46,975,085

Electronics/Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,186,250

			$14,186,250

Entertainment — 0.1%
Vue International Bidco PLC
4.921%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	8,625	$10,797,781

			$10,797,781

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,386,826

			$2,386,826

Food Products — 0.0%(10)
Iceland Bondco PLC
4.772%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	2,084	$2,948,339

			$2,948,339

Health Care — 0.7%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$7,031,250
6.25%, 3/31/23		16,650	15,484,500
HCA, Inc.
4.75%, 5/1/23		9,766	10,171,289
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		10,550	11,130,250
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,148,500
4.375%, 10/1/21		9,700	9,748,500

			$66,714,289

Insurance — 0.0%(10)
Galaxy Bidco, Ltd.
5.526%, (3 mo. GBP LIBOR + 5.00%), 11/15/19(8)(9)	GBP	2,500	$3,561,781

			$3,561,781

Security	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,404,688

			$8,404,688

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,607,813

			$11,607,813

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$6,970,350
Univision Communications, Inc.
6.75%, 9/15/22(8)		2,629	2,734,160
5.125%, 2/15/25(8)		5,500	5,348,750

			$15,053,260

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$8,816,375

			$8,816,375

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,675	$7,893,861

			$7,893,861

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,106,050
5.875%, 1/15/24(8)		5,000	5,125,000
5.25%, 6/1/26(8)		10,925	10,761,125

			$18,992,175

Total Corporate Bonds & Notes (identified cost $311,658,021)			$309,020,112

Asset-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)		Value
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.631%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		$3,000	$3,011,139
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.981%, (3 mo. USD LIBOR + 4.25%), 7/17/25(8)(9)		3,330	3,297,732
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.82%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)		3,500	3,495,104
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7.972%, (3 mo. USD LIBOR + 6.25%), 7/15/30(8)(9)		3,250	3,273,214

Security	Principal Amount (000’s omitted)	Value
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.367%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	$2,500	$2,558,925
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 7.501%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(9)	2,500	2,510,313
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.845%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(9)	1,500	1,530,716
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.936%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	900	925,688
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.245%, (3 mo. USD LIBOR + 3.50%), 4/20/25(8)(9)	6,950	6,988,913
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.872%, (3 mo. USD LIBOR + 7.15%), 7/15/29(8)(9)	2,000	2,077,205
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.045%, (3 mo. USD LIBOR + 6.30%), 7/20/30(8)(9)	3,000	3,047,116

Total Asset-Backed Securities (identified cost $31,459,916)		$32,716,065

Common Stocks — 1.4%

Security	Shares	Value
Aerospace and Defense — 0.3%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$28,227,963

		$28,227,963

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	88,506	$2,787,939

		$2,787,939

Business Equipment and Services — 0.2%
Education Management Corp.(3)(11)(12)	65,471,595	$0
RCS Capital Corp.(11)(12)	421,149	18,741,130

		$18,741,130

Electronics/Electrical — 0.2%
Answers Corp.(11)(12)	906,100	$13,591,500

		$13,591,500

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	421,318	$110,596

		$110,596

Lodging and Casinos — 0.0%(10)
Caesars Entertainment Corp.(11)(12)	13,899	$193,891

		$193,891

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(12)	2,830	$0

		$0

Security	Shares	Value
Oil and Gas — 0.5%
AFG Holdings, Inc.(11)(12)	977,278	$40,068,398
Paragon Offshore Finance Company, Class A(11)(12)	42,177	50,613
Paragon Offshore Finance Company, Class B(11)(12)	21,089	722,298
Paragon Offshore, Ltd.(11)(12)	42,177	843,540
Samson Resources II, LLC, Class A(11)(12)	435,055	9,571,210
Southcross Holdings Group, LLC(3)(11)(12)	1,281	0
Southcross Holdings L.P., Class A(11)(12)	1,281	512,400

		$51,768,459

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	28,605	$20,103,594
MediaNews Group, Inc.(11)(12)	162,730	2,603,679

		$22,707,273

Total Common Stocks (identified cost $64,565,990)		$138,128,751

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(12)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Short-Term Investments — 6.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(14)	634,624,655	$634,688,118

Total Short-Term Investments (identified cost $634,663,091)		$634,688,118

Total Investments — 102.2% (identified cost $10,136,233,376)		$10,170,519,752

Less Unfunded Loan Commitments — (0.2)%		$(17,805,304)

Net Investments — 102.0% (identified cost $10,118,428,072)		$10,152,714,448

Other Assets, Less Liabilities — (2.0)%		$(194,458,142)

Net Assets — 100.0%		$9,958,256,306

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at January 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $211,738,409 or 2.1% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Affiliated company.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $2,277,752.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,131,576	CAD	13,007,312	HSBC Bank USA, N.A.	2/28/18	$—	$(446,792)
USD	12,416,790	EUR	10,000,000	Goldman Sachs International	2/28/18	—	(19,043)
USD	47,812,292	EUR	40,142,134	Goldman Sachs International	2/28/18	—	(2,107,796)
USD	13,537,172	EUR	11,000,000	HSBC Bank USA, N.A.	2/28/18	—	(142,245)
USD	83,065,191	EUR	69,740,560	State Street Bank and Trust Company	2/28/18	—	(3,663,006)
USD	131,682,650	EUR	110,000,000	Goldman Sachs International	3/29/18	—	(5,390,356)
USD	143,530,536	EUR	115,125,967	Goldman Sachs International	4/30/18	—	(240,211)
USD	41,369,087	GBP	29,205,289	State Street Bank and Trust Company	4/30/18	—	(240,515)

						$—	$(12,249,964)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $12,249,964.

Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2018, the value of the Portfolio’s investment in affiliated companies was $28,227,963, which represents 0.28% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended January 31, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common Stock*
IAP Global Services, LLC	2,577	—	—	2,577	$28,227,963	$—	$—	$1,546,571

*	The related industry is the same as the presentation in the Portfolio of Investments.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,008,665,010	$29,496,392	$9,038,161,402
Corporate Bonds & Notes	—	309,020,112	—	309,020,112
Asset-Backed Securities	—	32,716,065	—	32,716,065
Common Stocks	193,891	89,603,303	48,331,557	138,128,751
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	634,688,118	—	634,688,118
Total Investments	$193,891	$10,074,692,608	$77,827,949	$10,152,714,448

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(12,249,964)	$—	$(12,249,964)
Total	$—	$(12,249,964)	$—	$(12,249,964)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018